Semi-Annual Report

June 30, 2015

(Unaudited)

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Past Performance is no guarantee of future results.  The Fund’s average annual total return assumes reinvestment of all dividends and capital gain distributions.  Investment return and principal value will fluctuate so that, when redeemed, an investor’s shares may be worth more or less than their original cost.

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MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

June 30, 2015

Investment Category of Underlying Funds

(as a % of Fund assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
Vanguard Small Cap Value Index Adm	7.0	PIMCO Small Cap StocksPLUS AR Strategy I	8.2	T. Rowe Price New Horizons	7.9
Walthausen Small Cap Value	5.1	Fidelity Small Cap Discovery	7.4	AllianceBernstein Small Cap Growth Adv	6.0
Adirondack Small Cap	4.4	Hodges Small Cap	7.4	T. Rowe Price Small Cap Stock	5.9
DFA US Targeted Value I	4.4	Homestead Small Company Stock	7.4
		TFS Small Cap	7.4
		Vanguard Strategic Small Cap Equity Inv	7.2
		AMG SouthernSun Small Cap Inv	6.8
		DFA US Micro Cap I	2.9
		Glenmede Small Cap Equity Adv	2.9

Short-Term Securities and Other Assets – 1.7%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
31%	33%	36%

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

June 30, 2015

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2005 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the small-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended June 30, 2015
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	0.67%	13.64%	5.75%
Russell 2000 Index	6.48%	17.08%	8.40%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

June 30, 2015 (Unaudited)

Mutual Funds (98.3%)	Shares	Value

PIMCO Small Cap StockPLUS AR Strategy I	52,923	$ 508,060
T. Rowe Price New Horizons	10,378	489,621
Homestead Small Company Stock	11,415	462,308
Hodges Small Cap	22,662	460,040
TFS Small Cap	32,136	457,611
Fidelity Small Cap Discovery	15,506	457,113
Vanguard Strategic Small Cap Equity Inv	14,049	445,060
Vanguard Small Cap Value Index Adm	9,436	437,266
AMG SouthernSun Small Cap Inv	16,035	420,761
AllianceBernstein Small Cap Growth Adv	7,133	372,932
T Rowe Price Small Cap Stock	8,052	367,816
Walthausen Small Cap Value	14,376	314,692
Adirondack Small Cap	12,838	274,725
DFA US Targeted Value I	11,843	271,438
Glenmede Small Cap Equity Adv	6,668	182,034
DFA US Micro Cap I	8,807	177,190

Total Mutual Funds (Cost $ 4,994,250)		6,098,667

Short-Term Securities (1.3%)

Fidelity Institutional Money Market		81,433

Total Short-Term Securities (Cost $ 81,433)		81,433

Total Investments in Securities (Cost $ 5,075,683) (99.6%)		6,180,100

Other Assets (0.4%)		24,912

Net Assets (100%)		$ 6,205,012

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets

Investments in securities at value (Cost $ 5,075,683)	$ 6,180,100
Cash	24,912

Total Assets	6,205,012

Liabilities

Total Liabilities	-

Net Assets	$ 6,205,012

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 851,377)	$ 5,074,566
Accumulated realized gain on investments	26,029
Net unrealized appreciation on investments	1,104,417

Net Assets	$ 6,205,012

Net asset value per share	$ 7.29

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2015 (Unaudited)

Investment income
Dividend income from underlying funds	$ 2,783
Interest income from underlying funds	2,072
Dividend income from money market	42
Total investment income	4,897

Expenses
Investment advisory fees	30,580
Administrative service fees	7,645
Total expenses	38,225

Net investment loss	(33,328)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	21,228
Net realized gain from investments	38,129
Net change in unrealized appreciation on investments	167,732
Net realized and unrealized gain on investments	227,089

Net increase in net assets resulting from operations	$ 193,761

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2015 (Unaudited) and

For The Year Ended December 31, 2014

2015	2014
Increase in net assets from operations
Net investment loss	$ (33,328)	$ (48,148)
Capital gain distributions from underlying funds	21,228	457,581
Net realized gain/(loss) from investments	38,129	(34,174)
Net change in unrealized appreciation/(depreciation) on investments	167,732	(337,876)
Net increase in net assets resulting from operations	193,761	37,383

Distributions to shareholders from:
Net investment income	-	-
Realized gains	(375,259)	(794,513)
Total distributions	(375,259)	(794,513)

Capital share transactions (note 5)	200,982	604,082
Total increase/(decrease)	19,484	(153,048)

Net assets at beginning of period	6,185,528	6,338,576
Net assets at end of period	$ 6,205,012	$ 6,185,528

Undistributed net investment income included in net assets at end of period	$ -	$ -

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Underlying Fund Diversification

June 30, 2015

Investment Category of Underlying Funds

(as a % of Fund assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
T. Rowe Price Value	5.3	Glenmede Large Cap Core Portfolio	6.3	ClearBridge Aggressive Growth FI	6.3
Voya Corporate Leaders Trust B	4.7	Oakmark Select I	6.1	Matthew 25	4.0
Fairholme	3.6	PIMCO Fundamental IndexPlus AR I	5.9	T. Rowe Price Media & Telecommunications	4.0
LSV Value Equity	3.5	AMG Yacktman Service	4.4

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
Rydex S&P 500 Pure Value H	4.9	Hodges	4.7	Primecap Odyssey Aggressive Growth	6.7
Vanguard Selected Value Inv	4.9	Vanguard Strategic Equity Inv	4.7	Nicholas	5.1
Harbor Mid Cap Value I	2.9	Aston/Fairpointe Mid Cap N	3.7	Akre Focus I	5.0

Short-Term Securities and Other Assets – 3.3%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
36%	31%	33%

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

June 30, 2015

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

24,000
22,000
20,000
18,000
16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
6/30/2005
6/30/2006
6/30/2007
6/30/2008
6/30/2009
6/30/2010
6/30/2011
6/30/2012
6/30/2013
6/30/2014
6/30/2015
Russell1000 Index
$21,852
MH Elite
Fund of Funds
$17,050
MH Elite Fund of Funds
Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2005, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended June 30, 2015
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Fund of Funds	2.27%	13.15%	5.48%
Russell 1000 Index	7.37%	17.58%	8.13%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

June 30, 2015 (Unaudited)

Mutual Funds (96.7%)	Shares	Value

Primecap Odyssey Aggressive Growth	19,677	$ 689,302
Glenmede Large Cap Core Portfolio	29,257	651,845
ClearBridge Aggressive Growth FI	3,105	651,814
Oakmark Select I	15,543	627,021
PIMCO Fundamental Index Plus AR I	93,836	607,122
T. Rowe Price Value	15,652	548,927
Nicholas	7,550	531,967
Akre Focus I	21,771	519,013
Vanguard Selected Value Inv	17,618	512,324
Rydex S&P 500 Pure Value H	3,506	508,240
Voya Corporate Leaders Trust B	15,919	489,666
Vanguard Strategic Equity Inv	14,516	485,722
Hodges	12,724	484,513
AMG Yacktman Service	19,206	458,052
T Rowe Price Media & Telecommunications	6,031	418,681
Matthew 25	13,263	416,313
Aston/Fairpointe Mid Cap N	9,347	380,158
Fairholme	10,691	371,632
LSV Value Equity	15,178	366,999
Harbor Mid Cap Value I	14,537	304,121

Total Mutual Funds (Cost $ 8,845,000)		10,023,432

Short-Term Securities (2.9%)

Fidelity Institutional Money Market		297,303

Total Short-Term Securities (Cost $ 297,303)		297,303

Total Investments in Securities (Cost $ 9,142,303) (99.6%)		10,320,735

Other Assets (0.4%)		46,305

Net Assets (100%)		$ 10,367,040

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets

Investments in securities at value (Cost $ 9,142,303)	$ 10,320,735
Cash	46,305

Total Assets	10,367,040

Liabilities

Total Liabilities	-

Net Assets	$ 10,367,040

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,653,777)	$ 8,953,760
Accumulated realized gain on investments	234,848
Net unrealized appreciation on investments	1,178,432

Net Assets	$ 10,367,040

Net asset value per share	$ 6.27

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2015 (Unaudited)

Investment income
Dividend income from underlying funds	$ 16,217
Dividend income from money market	62
Total investment income	16,279

Expenses
Investment advisory fees	52,632
Administrative service fees	13,158
Total expenses	65,790

Net investment loss	(49,511)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	16,887
Net realized gain from investments	267,472
Net change in unrealized depreciation on investments	(183,656)
Net realized and unrealized gain on investments	100,703

Net increase in net assets resulting from operations	$ 51,192

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2015 (Unaudited) and

For The Year Ended December 31, 2014

	2015	2014
Increase in net assets from operations
Net investment loss	$ (49,511)	$ (6,444)
Capital gain distributions from underlying funds	16,887	550,975
Net realized gain from investments	267,472	1,052,728
Net change in unrealized depreciation on investments	(183,656)	(905,053)
Net increase in net assets resulting from operations	51,192	692,206

Distributions to shareholders from:
Net investment income	-	(20,616)
Realized gains	(1,597,259)	(499,860)
Total distributions	(1,597,259)	(520,476)

Capital share transactions (note 5)	1,234,261	653,094
Total increase/(decrease)	(311,806)	824,824

Net assets at beginning of period	10,678,846	9,854,022
Net assets at end of period	$ 10,367,040	$ 10,678,846

Undistributed net investment income included in net assets at end of period	$ -	$ -

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

June 30, 2015

Investment Category of Underlying Funds

(as a % of Fund assets)

Foreign Develop Markets	%	Diversified Emerging Markets	%	Commodities	%
Oakmark International I	6.8	Oppenheimer Developing Markets Y	5.8	PIMCO CommoditiesPLUS Strategy I	2.2
MFS International Value I	6.6	Virtus Emerging Markets Opportunities I	5.4
Lazard International Strategic Equity I	6.0	Harding Loevner Frontier Emerging Markets I	3.7
PIMCO International StocksPLUS AR Strategy I (USD-Hedged)	5.5	Baron Emerging Markets Retail	3.6
Oppenheimer International Growth Y	5.4	Columbia Acorn Emerging Markets R4	1.8
Franklin International Small Cap Growth Adv	4.7

Natural Resources	%	Global Real Estate	%	Health	%
Vanguard Materials Index Adm	3.2	Prudential Global Real Estate Z	3.6	T. Rowe Price Health Sciences	7.1
Fidelity Select Chemicals Portfolio	2.9	Third Avenue Real Estate Value I	2.8
Calvert Global Water A	2.8

World Stock	%	Equity Energy	%	Misc. Region	%
Alpine Global Infrastructure I	3.4	Vanguard Energy Index Adm	2.5	T. Rowe Price Africa & Middle East	3.6

Short-Term Securities and Other Assets – 10.6%

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

June 30, 2015

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. MSCI ACWI ex USA Investable Market Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on April 6, 2006, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the MSCI ACWI ex USA Investable Market Index (IMI) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The MSCI ACWI ex USA IMI is taken from published sources and was not examined by our auditors. The MSCI ACWI ex USA IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries.

Total Returns for the Periods Ended June 30, 2015
	Average Annual
	1 Year	5 Year	Since inception (4/6/06)
MH Elite Select Portfolio of Funds	-3.65%	5.96%	1.55%
MSCI ACWI ex USA IMI	-3.98%	6.52%	3.45%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

June 30, 2015 (Unaudited)

Mutual Funds (89.4%)	Shares	Value

T. Rowe Price Health Sciences	4,771	$ 390,103
Oakmark International I	15,177	373,053
MFS International Value I	9,983	365,388
Lazard International Strategic Equity I	22,762	331,639
Oppenheimer Developing Markets Y	9,178	320,218
PIMCO International StocksPLUS AR Strategy I (USD Hedged)	38,637	306,393
Virtus Emerging Markets Opportunities I	30,190	299,791
Oppenheimer International Growth Y	7,908	296,402
Franklin International Small Cap Growth Adv	13,158	257,368
Harding Loevner Frontier Emerging Markets I	23,611	202,583
T. Rowe Price Africa and Middle East	20,284	201,625
Baron Emerging Markets Retail	16,425	196,282
Prudential Global Real Estate Z	8,161	196,192
Alpine Global Infrastructure I	9,744	187,281
Vanguard Materials Index Adm	3,209	175,756
Fidelity Select Chemicals Portfolio	1,094	158,217
Calvert Global Water A	8,858	152,882
Third Avenue Real Estate Value I	4,771	152,433
Vanguard Energy Index Adm	2,628	140,399
PIMCO CommoditiesPLUS Strategy I	15,760	121,038
Columbia Acorn Emerging Markets R4	8,078	100,646

Total Mutual Funds (Cost $ 4,212,860)		4,925,689

Short-Term Securities (9.0%)

Fidelity Institutional Money Market		496,642

Total Short-term Securities (Cost $ 496,642)		496,642

Total Investments in Securities (Cost $ 4,709,502) (98.4%)		5,422,331

Other Assets (1.6%)		86,635

Net Assets (100%)		$ 5,508,966

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets

Investments in securities at value (Cost $ 4,709,502)	$ 5,422,331
Cash	86,635

Total Assets	5,508,966

Liabilities
Total Liabilities	-

Net Assets	$ 5,508,966

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 984,949)	$ 4,854,858
Accumulated realized loss on investments	(58,721)
Net unrealized appreciation on investments	712,829

Net Assets	$ 5,508,966

Net asset value per share	$ 5.59

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Operations

For The Six Months Ended June 30, 2015 (Unaudited)

Investment income
Dividend income from underlying funds	$ 15,177
Interest income from underlying funds	596
Dividend income from money market	349
Total investment income	16,122

Expenses
Investment advisory fees	27,256
Administrative service fees	6,814
Total expenses	34,070

Net investment loss	(17,948)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	3,830
Net realized gain from investments	-
Net change in unrealized appreciation on investments	158,564
Net realized and unrealized gain on investments	162,394

Net increase in net assets resulting from operations	$ 144,446

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2015 (Unaudited) and

For The Year Ended December 31, 2014

	2015	2014
Increase in net assets from operations
Net investment gain/(loss)	$ (17,948)	$ 22,403
Capital gain distributions from underlying funds	3,830	144,811
Net realized gain from investments	-	143,120
Net change in unrealized appreciation/(depreciation) on investments	158,564	(399,717)
Net increase/(decrease) in net assets resulting from operations	144,446	(89,383)

Distributions to shareholders from:
Net investment income	(22,403)	-
Realized gains	(120,696)	-
Total distributions	(143,099)	-

Capital share transactions (note 5)	68,240	170,882
Total increase	69,587	81,499

Net assets at beginning of period	5,439,379	5,357,880
Net assets at end of period	$ 5,508,966	$ 5,439,379

Undistributed net investment income included in net assets at end of period	$ -	$ 22,403

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Underlying Fund Diversification

June 30, 2015

Investment Category of Underlying Funds

(as a % of Fund assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Thornburg Limited Term Income A	3.8	PIMCO Investment Grade Corp Bond I	3.7	PIMCO Income I	4.8
Frost Total Return Bond A	3.7	DoubleLine Total Return Bond I	3.5	Loomis Sayles Bond I	4.0
Virtus Multi-Sector Short Term Bond I	3.3	TCW Total Return Bond I	3.5	Nuveen Strategic Income I	3.6
Thompson Bond	3.0	USAA Intermediate Term Bond	3.4

High Yield Bond	%	Emerging Markets Bond	%	World Bond	%
Blackrock High Yield Bond	4.5	Fidelity New Markets Income	4.4	Templeton Global Total Return Adv	4.6
		TCW Emerging Markets Income I	4.0	PIMCO Foreign Bond (USD - Hedged) I	4.5

Bank Loan	%	Conservative Allocation	%	Utilities	%
Nuveen Symphony Floating Rate Income I	3.0	Berwyn Income	3.6	Prudential Jennison Utility Z	4.1
Credit Suisse Floating Rate High Income I	3.0

Income from Stock Dividends	%	Preferred Stock	%
Vanguard High Dividend Yield Index Inv	4.6	Forward Select Income I	3.8
		Cohen & Steers Preferred Sec & Inc I	3.7

Short-Term Securities and Other Assets – 11.9%

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

June 30, 2015

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
8/15/2011
6/30/2012
6/30/2013
6/30/2014
6/30/2015
Barclays Capital Aggregate Bond Index $11,016
MH Elite Income Fund of Funds $11,004
MH Elite Income Fund of Funds
Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors.  The Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Total Returns for the Periods Ended June 30, 2015
	Average Annual
	1 Year	Since inception (8/15/2011)
MH Elite Income Fund of Funds	-1.53%	2.49%
Barclays Capital Aggregate Bond Index	1.86%	2.53%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

June 30, 2015 (Unaudited)

Mutual Funds (88.1%)	Shares	Value

PIMCO Income I	15,528	$ 191,926
Vanguard High Dividend Yield Index Inv	6,890	183,760
Templeton Global Total Return Adv	14,946	183,687
Blackrock High Yield Bond	22,843	179,542
PIMCO Foreign Bond (USD Hedged) I	16,974	178,572
Fidelity New Markets Income	11,564	176,004
Prudental Jennison Utility Z	10,966	162,407
Loomis Sayles Bond I	11,253	161,145
TCW Emerging Markets Income I	20,610	160,966
Thornburg Limited Term Income A	11,321	151,366
Forward Select Income I	5,982	149,844
PIMCO Investment Grade Corporate Bond I	14,303	149,320
Cohen & Steers Preferred Sec & Inc I	10,938	148,323
Frost Total Return Bond A	13,787	145,870
Nuveen Strategies Income I	13,261	145,339
Berwyn Income	10,865	144,827
Doubleline Total Return Bond I	13,026	141,594
TCW Total Return Bond I	13,671	140,128
USAA Intermediate Term Bond	12,789	135,693
Virtus Multi-Sector Short Term Bond I	27,347	130,447
Nuveen Symphony Floating Rate Income I	5,956	121,317
Credit Suisse Floating Rate High Income I	17,601	120,564
Thompson Bond	10,408	118,027

Total Mutual Funds (Cost $ 3,635,000)		3,520,668

Short-Term Securities (7.7%)

Fidelity Institutional Money Market		306,153

Total Short-term Securities (Cost $ 306,153)		306,153

Total Investments in Securities (Cost $ 3,941,153) (95.8%)		3,826,821

Other Assets (4.2%)		168,601

Net Assets (100%)		$ 3,995,422

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets

Investments in securities at value (Cost $ 3,941,153)	$ 3,826,821
Cash	168,601

Total Assets	3,995,422

Liabilities

Total Liabilities	-

Net Assets	$ 3,995,422

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 796,730)	$ 4,091,756
Accumulated realized gain on investments	17,998
Net unrealized depreciation on investments	(114,332)

Net Assets	$ 3,995,422

Net asset value per share	$ 5.01

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Operations

For The Six Months Ended June 30, 2015 (Unaudited)

Investment income
Dividend income from underlying funds	$ 20,602
Interest Income from underlying funds	45,578
Dividend income from money market	186
Total investment income	66,366

Expenses
Investment advisory fees	19,446
Administrative service fees	4,862
Total expenses	24,308

Net investment income	42,058

Realized and unrealized gain (loss) on investments
Capital gain distributions from underlying funds	-
Net realized gain/(loss) from investments	-
Net change in unrealized depreciation on investments	(45,899)
Net realized and unrealized loss on investments	(45,899)

Net decrease in net assets resulting from operations	$ (3,841)

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2015 (Unaudited) and

For The Year Ended December 31, 2014

	2015	2014
Increase in net assets from operations
Net investment income	$ 42,058	$ 104,900
Capital gain distributions from underlying funds	-	40,274
Net realized loss from investments	-	(46,241)
Net change in unrealized depreciation on investments	(45,899)	(23,604)
Net increase increase/(decrease) in net assets resulting from operations	(3,841)	75,329

Distributions to shareholders from:
Net investment income	(104,900)	(78,471)
Realized gains	-	-
Total distributions	(104,900)	(78,471)

Capital share transactions (note 5)	263,579	711,103
Total increase	154,838	707,961

Net assets at beginning of period	$ 3,840,584	$ 3,132,623
Net assets at end of period	$ 3,995,422	$ 3,840,584

Undistributed net investment income included in net assets at end of period	$ 42,058	$ 104,900

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

For the six months ending June 30, 2015 (Unaudited)		For the Years Ended December 31,								
			2014		2013		2012		2011		2010
PER SHARE DATA:											
Net asset value, beginning of period/year	$ 7.53	$	8.56	$	6.41	$	5.57	$	6.03	$	4.95
Income from Investment Operations:											
Net Investment Income/(Loss) (a) (c)	(0.04)		(0.06)		(0.05)		(0.01)		(0.03)		0.03
Net Realized and Unrealized Gain/(Loss) on Investments	0.26		0.10		2.30		0.85		(0.40)		1.05
Total Income/(Loss) from Investment Operations	0.22		0.04		2.25		0.84		(0.43)		1.08
Distributions to shareholders from:											
Net investment income	-		-		-		-		(0.03)		-
Realized gains	(0.46)		(1.07)		(0.10)		-		-		-
Total Distributions	(0.46)		(1.07)		(0.10)		-		(0.03)		-
Net asset value, end of period/year	$ 7.29	$	7.53	$	8.56	$	6.41	$	5.57	$	6.03
Total Return (b)	3.21%		0.64%		35.63%		15.08%		-7.09%		21.82%
Ratios and Supplemental Data:											
Net assets, end of period/year (in 000's)	$ 6,451	$	6,186	$	6,339	$	4,914	$	4,178	$	4,243
Ratio of Expenses to Average Net Assets (c)	1.24%	(d)	1.25%		1.25%		1.25%		1.23%		1.26%
Ratio of Net Investment Income/(Loss) to Average Net Assets (c)	-1.08%	(d)	-0.78%		-0.61%		-0.16%		-0.54%		0.03%
Portfolio turnover rate (%)	8.23%		9.81%		31.07%		29.28%		26.14%		46.02%

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

For the six months ending June 30, 2015 (Unaudited)	For the Years Ended December 31, 2014	2013	2012	2011	2010
PER SHARE DATA:						
Net asset value, beginning of period/year	$ 7.36	$ 7.27	$ 5.62	$ 4.92	$ 5.22	$ 4.55
Income from Investment Operations:						
Net Investment Income/(Loss) (a) (c)	(0.04)	(0.01)	0.02	0.03	(0.02)	(0.02)
Net Realized and Unrealized Gain/(Loss) on Investments	0.05	0.48	1.66	0.67	(0.28)	0.69
Total Income/(Loss) from Investment Operations	0.01	0.47	1.68	0.70	(0.30)	0.67
Distributions to shareholders from:						
Net investment income	-	(0.02)	(0.03)	-	-	-
Realized gains	(1.10)	(0.36)	-	-	-	-
Total Distributions	(1.10)	(0.38)	(0.03)	-	-	-
Net asset value, end of period/year	$ 6.27	$ 7.36	$ 7.27	$ 5.62	$ 4.92	$ 5.22
Total Return (b)	0.47%	6.91%	29.96%	14.23%	-5.75%	14.73%
Ratios and Supplement Data:						
Net assets, end of period/year (in 000's)	$ 10,367	$ 10,679	$ 9,854	$ 7,541	$ 6,467	$ 6,388
Ratio of Expenses to Average Net Assets (c)	1.24% (d)	1.25%	1.25%	1.25%	1.23%	1.26%
Ratio of Net Investment Income/(Loss) to Average Net Assets (c)	-0.93% (d)	-0.06%	0.24%	0.49%	-0.15%	-0.42%
Portfolio turnover rate (%)	3.36%	39.17%	17.25%	29.66%	38.82%	13.43%

a)

Per share net investment loss has been determined on the average number of shares outstanding during the period/year.

b)

Total return assumes reinvestment of dividends.

c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

d)

Annualized.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Effective May 1, 2014 the management fee for Select Portfolio of Funds was reduced from 1.75% to 1.00%.

(e)

Annualized.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Commencement of operations began on August 15, 2011 thus the ratios and supplement data have been annualized.

(b)

Per share net investment income has been determined on the average number of shares outstanding during the period/year.

(c)

Total return assumes reinvestment of dividends.

(d)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(e)

Annualized.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements

June 30, 2015 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation -  All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated the impact of all

Subsequent Events – Management of the Funds’ has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring disclosure in these financial statements.

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications: Certain Funds recorded a permanent book tax difference in its capital account of reclassifying net investment loss to paid-in-capital at June 30, 2015 (Unaudited). This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At June 30, 2015 (Unaudited) the net investment losses were not reclassified to paid-in-capital.  The Funds will reclassify net investment losses, if any, against paid-in-capital at year end December 31, 2015.

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Two shareholders of the Funds each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.09% to 1.85% of average net assets.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

For the period ended June 30, 2015 (Unaudited) the management fees for each Fund were:

MH Elite Small Cap Fund of Funds	$30,580
MH Elite Fund of Funds	$52,632
MH Elite Select Portfolio of Funds	$27,256
MH Elite Income Fund of Funds	$19,446

For the period ended June 30, 2015 (Unaudited) administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$7,645
MH Elite Fund of Funds	$13,158
MH Elite Select Portfolio of Funds	$6,814
MH Elite Income Fund of Funds	$4,862

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended June 30, 2015 (Unaudited) aggregated for each Fund was:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$ 500,000	$ 603,129
MH Elite Fund of Funds	$ 350,000	$ 830,682
MH Elite Select Portfolio of Funds	$ 175,000	$ -
MH Elite Income Fund of Funds	$ 240,000	$ -

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At June 30, 2015 (Unaudited), on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	Appreciation	Depreciation	Net Unrealized Appreciation/Depreciation
MH Elite Small Cap Fund of Funds	$ 1,107,979	$ 3,562	$1,104,417
MH Elite Fund of Funds	$ 1,201,411	$ 22,979	$1,178,432
MH Elite Select Portfolio of Funds	$ 805,045	$ 92,216	$712,829
MH Elite Income Fund of Funds	$ 41,381	$ 155,713	$(114,332)

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2014, the components of distributable earnings on a tax basis for each Fund are as follows:

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$11,613	$30,765	$22,403	$104,900
Undistributed long-term capital gain	$363,646	$1,566,494	$120,696	$-
Unrealized appreciation	$936,685	$1,362,088	$554,265	$-

At December 31, 2014, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 8, 2015 with an ex and pay date of January 9, 2015.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$-	$-	$-	$-
Short Term Capital Gain	$11,613	$0.014143	$30,765	$0.021246
Long Term Capital Gain	$363,646	$0.442829	$1,566,494	$1.081818

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$22,403	$0.023044	$104,900	$0.140545
Short Term Capital Gain	$-	$-	$-	$-
Long Term Capital Gain	$120,696	$0.124147	$-	$-

For Federal income tax purposes, capital loss carry forwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years for capital losses incurred December 31, 2010 and prior and applied against future gains. As of December 31, 2014, the Funds capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
December 31, 2017	$ -	$ -	$ -	$ -
Indefinitely	$ -	$ -	$ -	$ 24,060
Total	$ -	$ -	$ -	$ 24,060

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

4.      INCOME TAXES (Continued)

The Funds’ recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011—2014) or expected to be taken in the Funds’ 2015  tax returns. The Funds’ identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

5.

CAPITAL SHARE TRANSACTIONS

As of June 30, 2015 (Unaudited), 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

MH Elite Small Cap Fund of Funds
	For the year ended June 30, 2015 (Unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares Sold	8,652	$ 63,024	41,104	$ 304,292
Shares issued in reinvestment of distributions	54,044	373,988	106,168	790,950
	62,696	437,012	147,272	1,095,242
Shares redeemed	(32,949)	(236,030)	(66,405)	(491,160)
Net Increase	29,747	$ 200,982	80,867	$ 604,082

MH Elite Fund of Funds
	For the year ended June 30, 2015 (Unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares Sold	37,855	$ 232,315	168,232	$1,176,817
Shares issued in reinvestment of distributions	259,717	1,597,259	75,761	520,476
	297,572	1,829,574	243,993	1,697,293
Shares redeemed	(94,251)	(595,313)	(148,358)	(1,044,199)
Net Increase	203,321	$1,234,261	95,635	$653,094

	MH Elite Select Portfolio of Funds
	For the year ended June 30, 2015 (Unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares Sold	30,733	$ 174,104	83,400	$ 477,296
Shares issued in reinvestment of distributions	26,412	142,624	-	-
	57,145	316,728	83,400	477,296
Shares redeemed	(44,621)	(248,488)	(52,935)	(306,414)
Net Increase	12,524	$ 68,240	30,465	$ 170,882

	MH Elite Income Fund of Funds
	For the year ended June 30, 2015 (Unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares Sold	112,437	$567,002	317,957	$1,655,127
Shares issued in reinvestment of distributions	20,897	104,900	15,601	78,471
	133,334	671,902	333,558	1,733,598
Shares redeemed	(80,947)	(408,323)	(196,534)	(1,022,495)
Net Increase	52,387	$ 263,579	137,024	$ 711,103

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

6.

SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Fund utilizes published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Mutual Funds. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the closing price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Money Market funds are valued using amortized cost, which approximates fair value and also categorized in level 1 of the fair value hierarchy.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

6.

SECURITIES VALUATIONS (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2015 (Unaudited):

The Funds’ investment category is mutual funds:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$ 6,180,100	$ 10,320,735	$ 5,422,331	$ 3,826,821
Level 2	-	-	-	-
Level 3 –	-	-	-	-
Total	$ 6,180,100	$ 10,320,735	$ 5,422,331	$ 3,826,821

The Funds did not hold any Level 3 investments during the year ended June 30, 2015 (Unaudited).  The Funds did not hold any derivative instruments at any time during the year ended June 30, 2015 (Unaudited). There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

June 30, 2015 (Unaudited)

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds, and MH Elite Income Fund of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

June 30, 2015 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, third and/or fourth line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the Period January 1, 2015 to June 30, 2015 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$1,032	$6.30	(b)
Actual – MH Elite Fund of Funds	$1,000	$1,005	$6.21	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$1,027	$6.28	(b)
Actual – MH Elite Income Fund of Funds	$1,000	$ 998	$6.19	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.26

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.09% to 1.85% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).

The accompanying notes are integral part of these financial statements

BOARD OF TRUSTEES INFORMATION

MH Elite Portfolio of Funds Trust

June 30, 2015 (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, by calling 1-800-318-7969.   Each Trustee may be contacted by writing to the Trustee c/o MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

All disinterested and interested Trustees serve on the Board of Trustees of each Fund.

Name,Address, and Age	Trustee Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED TRUSTEES
Vincent Farinaro 565 Fallbrook Drive Venice, FL 34292 87	Independent Trustee	One Year, Since 7-31-1998	Retired	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 70	Independent Trustee, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 46	Independent Trustee	One Year, Since 9-1-2003	Holborn Corporation Senior Vice President; previously, American International Group, Inc. Head Information Analytics Actuary	4	None
INTERESTED TRUSTEES
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 59	Interested Trustee, Vice-President	One Year, Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None
Vincent Rettino (b) 531 Victor Street Scotch Plains, NJ 07076 40	Interested Trustee	One Year, Since 10-31-2008	Union NJ School District Vice Principal MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

The accompanying notes are integral part of these financial statements

BOARD OF TRUSTEES INFORMATION

MH Elite Portfolio of Funds Trust

June 30, 2015 (Unaudited)

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 63	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 59	Vice President, Chief Information Officer and Trustee	Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None

Trustee Compensation

Each trustee, if any, who is not an “interested trustee” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees by the Adviser.  The Chairman of the Board of Trustees is paid an additional $125 annually per Fund.  The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees or directors of other mutual fund complexes.  Neither the interested Trustees nor any officer of the Funds receives any compensation from the Funds.

The accompanying notes are integral part of these financial statements

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MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Semi-Annual Report

to

Shareholders

June 30, 2015 (Unaudited)

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076